Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Tax year	2017
Standard tax rates	23.00%
Operating loss carry-forwards (in Dollars)	$ 15.7	$ 12.7
Israel [Member]
Income Taxes [Line Items]
Tax rate	23.00%	23.00%	23.00%